united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Erik Kane, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Absolute Capital Asset Allocator Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value
	EXCHANGE TRADED FUNDS -92.2%
	ASSET ALLOCATION FUND - 4.3%
15,400	SPDR Bloomberg Barclays Convertible Securities ETF	$ 764,148

	DEBT FUNDS - 17.7%
2,000	iShares iBoxx $ High Yield Corporate Bond ETF	176,780
7,100	iShares JP Morgan USD Emerging Markets Bond ETF	811,956
21,500	PowerShares Senior Loan Portfolio	497,510
5,800	ProShares High Yield-Interest Rate Hedged ETF	397,822
4,500	ProShares Investment Grade Interest Rate Hedged ETF	344,246
4,600	SPDR Bloomberg Barclays High Yield Bond ETF	171,120
25,100	VanEck Vectors Fallen Angel High Yield Bond ETF	743,964
		3,143,398
	EQUITY FUNDS - 70.2%
8,500	Energy Select Sector SPDR Fund	551,820
12,800	Financial Select Sector SPDR Fund	315,776
14,800	iShares Core Dividend Growth ETF	463,536
23,700	iShares Currency Hedged MSCI Eurozone ETF	694,647
12,600	iShares Edge MSCI USA Momentum Factor ETF	1,120,014
6,200	iShares India 50 ETF	208,382
8,600	iShares Mortgage Real Estate Capped ETF	398,868
12,700	iShares MSCI EAFE ETF	828,040
3,900	iShares Russell Mid-Cap Growth ETF	421,473
2,700	iShares S&P Mid-Cap 400 Growth ETF	530,874
5,000	iShares U.S. Broker-Dealers & Securities Exchanges ETF	266,450
4,700	PowerShares KBW Bank Portfolio	231,898
6,500	Powershares QQQ Trust Series 1	894,660
9,200	SPDR S&P Dividend ETF	817,788
7,000	SPDR S&P Insurance ETF	616,420
3,500	SPDR S&P500 ETF Trust	846,300
7,800	VanEck Vectors India Small-Cap Index ETF	434,694
5,800	Vanguard Consumer Staples	817,916
8,900	Vanguard Dividend Appreciation ETF	824,763
19,900	Vanguard FTSE Emerging Markets ETF	812,517
8,500	WisdomTree India Earnings	208,335
5,000	WisdomTree U.S. Quality Dividend Growth Fund	183,900
		12,489,071

	TOTAL EXCHANGE TRADED FUNDS (Cost - $15,570,842)	16,396,617

	TOTAL INVESTMENTS - 92.2% (Cost $15,570,842) (a)	$ 16,396,617
	OTHER ASSETS LESS LIABILITIES - 7.8%	1,392,906
	NET ASSETS - 100.0%	$ 17,789,523

ETF	Exchange Traded Funds.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$15,570,842 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 881,714
	Unrealized Depreciation:	(55,939)
	Net Unrealized Appreciation:	$ 825,775

Absolute Capital Defender Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2017
Shares		Value

	EXCHANGE TRADED FUNDS - 82.1%
	ASSET ALLOCATION FUNDS - 2.7%
6,000	SPDR Bloomberg Barclays Convertible Securities ETF	$ 297,720

	DEBT FUNDS -16.3%
1,400	iShares iBoxx $ High Yield Corporate Bond ETF	123,746
3,100	iShares JP Morgan USD Emerging Markets Bond ETF	354,516
12,100	PowerShares Senior Loan Portfolio	279,994
2,600	ProShares High Yield-Interest Rate Hedged ETF	178,334
3,000	ProShares Investment Grade-Interest Rate Hedged	229,497
3,200	SPDR Bloomberg Barclays High Yield Bond ETF	119,040
16,900	VanEck Vectors Fallen Angel High Yield Bond ETF	500,916
		1,786,043
	EQUITY FUNDS - 63.1%
6,900	Financial Select Sector SPDR Fund	170,223
7,600	iShares Core Divident Growth ETF	238,032
13,000	iShares Currency Hedged MSCI Eurozone ETF	381,030
6,100	iShares Edge MSCI Usa Momentum Factor ETF	542,229
3,900	iShares India 50 ETF	131,079
7,200	iShares Mortgage Real Estate Capped ETF	333,936
7,400	iShares MSCI EAFE ETF	482,480
2,700	iShares Russell Mid-Cap Growth ETF	291,789
1,600	iSjares S&P Mid-Cap 400 Growth ETF	314,592
4,200	iShares U.S. Broker Dealers & Securities Exchanges ETF	223,818
3,500	PowerShares KBW Bank Portfolio	172,690
3,500	PowerShares KBW Bank Portfolio	481,740
4,600	SPDR S&P Dividend ETF	408,894
4,400	SPDR S&P Insurance ETF	387,464
1,900	SPDR S&P500 ETF Trust	459,420
4,900	VanEck Vectors ETF Trust	273,077
3,500	Vanguard Consumer Staples	493,570
5,500	Vanguard Dividend Appreciation ETF	509,685
11,900	Vanguard FTSE Emerging Markets ETF	485,877
5,300	WisdomTree India Earnings	129,903
		6,911,528

	TOTAL EXCHANGE TRADED FUNDS (Cost - $8,516,310)	8,995,291

	TOTAL INVESTMENTS - 82.1% (Cost $8,516,310) (a)	$ 8,995,291
	OTHER ASSETS LESS LIABILITIES - 17.9%	1,954,023
	NET ASSETS - 100.0%	$ 10,949,314

ETF	Exchange Traded Funds.
(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is
	$8,516,310 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 482,977
	Unrealized Depreciation:	(3,996)
	Net Unrealized Appreciation:	$ 478,981

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

The following is a summary of significant accounting policies followed by Absolute Capital Asset Allocator Fund and Absolute Capital Defender Fund in preparation of each Fund's financial statements. The policies are in conformity with generally accepted accounting principles (“GAAP”). The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – equity each Fund's securities are valued each day at the last quoted sales price on each security's primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. Short-term debt obligations having 60 days or less remaining until maturity, at the time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds – Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by each Fund will not change

Each Fund utilizes various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Absolute Capital Asset Allocator Fund
Assets	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 16,396,617	$ -	$ -	$ 16,396,617

Absolute Capital Defender Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Exchange Traded Funds	$ 8,995,291	$ -	$ -	$ 8,995,291
* Refer to the Portfolio of Investment for classification.
The Fund's did not hold any Level 3 securities during the period.
There were no significant transfers into or out of Level 1 and 2 during the current period presented. It is each Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Absolute Capital Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2017

Exchange Traded Funds – Each Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. Each Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Funds (“ETFs”), Mutual Fund and Exchange Traded Notes (“ETNs”) Risk: ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by the Funds. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 08/15/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Brian Curley

Brian Curley, Principal Executive Officer/President

Date 08/15/2017

By

*/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 08/15/2017